Income Tax	12 Months Ended
Dec. 31, 2018
Income Tax
Income Tax

15. Income Tax

a)     Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiary is subject to Hong Kong profits tax at the rate of 16.5% on its taxable income generated from the operations in Hong Kong. A two-tiered profits tax rates regime was introduced since year 2018 where the first HK$2,000 of assessable profits earned by a company will be taxed at half of the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates. Payments of dividends by the Hong Kong subsidiary to the Company is not subject to withholding tax in Hong Kong.

PRC

The Group’s PRC subsidiaries, VIEs and VIEs’ subsidiaries are subject to the PRC Corporate Income Tax Law (''CIT Law'') and are taxed at the statutory income tax rate of 25%.

The CIT Law also provides that an enterprise established under the laws of a foreign country or region but whose ''de facto management body'' is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the CIT Law define the location of the ''de facto management body'' as ''the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, etc., of a non-PRC company is located.'' Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside the PRC should be considered a resident enterprise for PRC tax purposes.

The components of (loss)/income before income taxes are as follows:

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
The Cayman Islands	(11,880)	(14,109)	(42,287)
Hong Kong	(16,629)	14,951	59,675
PRC, excluding Hong Kong	(15,864)	103,864	178,551
Other	(200)	(2,822)	335
	(44,573)	101,884	196,274

The EIT Law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC for earnings generated beginning January 1, 2008. Undistributed earnings generated prior to January 1, 2008 are exempt from withholding tax. As of December 31, 2018, the Company has not provided deferred tax liability on undistributed earnings of RMB111,689 generated by its PRC consolidated entities, as the Company plans to reinvest these earnings indefinitely in the PRC. The unrecognized deferred income tax liability related to these earnings was RMB11,169.

The current and deferred portions of income tax expenses (benefits) included in the Consolidated Statements of Comprehensive Income (Loss), which were attributable to the Group’s PRC subsidiaries and VIE entities, are as follows:

	For the Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Current tax expenses	—	12,456	48,019
Deferred tax benefits	—	(43,981)	(7,291)
Income tax (benefits)/expenses	—	(31,525)	40,728

Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2016, 2017 and 2018 are as follows:

	For the Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Statutory income tax rate	25%	25%	25%
Increase (decrease) in effective income tax rate resulting from
Entities not subject to income tax	(6.66)%	3.46%	5.39%
Tax rate differential	(3.19)%	(1.17)%	(2.60)%
Share-based compensation	(0.56)%	11.31%	3.01%
Non-deductive expense without tax invoice	6.72%	13.02%	0.76%
R&D surplus deduction	—	—	(7.78)%
Others	(1.50)%	1.89%	(5.50)%
Change in valuation allowance	(19.81)%	(84.45)%	2.47%
Effective tax rate	0%	(30.94)%	20.75%

b)    Deferred tax assets

	As of December 31,
	2017	2018
	RMB	RMB
Payroll and other accrued expenses	9,460	—
Inventory write-down	1,569	3,648
Net operating loss carry forwards	45,284	61,086
Advertisement expenses	2,667	1,135
Deferred revenue	—	5,196
Less: Valuation allowance	(14,999)	(19,851)
Total deferred tax assets	43,981	51,214

In assessing the recoverability of its deferred tax assets, the Group considers whether some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Group considers the cumulative earnings and projected future taxable income in making this assessment. Recovery of substantially all of the Group's deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences.

As of December 31, 2016, the Group incurred accumulated net operating losses. The management believes that it is more likely than not that the accumulated net operating losses and other deferred tax assets will not be utilized in the foreseeable future. Accordingly, the Group has provided full valuation allowance for the deferred tax assets as of December 31, 2016.

The Group made profit for the year ended December 31, 2017 and 2018. As of December 31, 2017 and 2018, the valuation allowance of RMB14,999 and RMB19,851 was provided for the Company and some subsidiaries. For those entities, management believes that it is more likely than not that the accumulated net operating losses of those entities will not be utilized in the foreseeable future.

As of December 31, 2018, the Group had net operating loss carry forwards of approximately RMB166 attributable to the Hong Kong subsidiary, RMB262 attributable to the American subsidiary, RMB2,072 attributable to the Malaysia subsidiary, RMB1,332 attributable to the Italian subsidiary and of approximately RMB216,064 attributable to the PRC subsidiaries, VIEs and VIEs’ subsidiaries. The loss carried forward by the Hong Kong, American, Malaysia and Italian subsidiaries can be carried forward to net against future taxable income without a time limit; while the loss carried forward by the PRC companies will expire during the period from year 2019 to year 2023.

The changes in valuation allowance for the years ended December 31, 2016, 2017 and 2018 are as follows:

	For the Year Ended
	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at the beginning of the year	92,204	101,036	14,999
Additions	8,832	2,842	10,875
Reversals	—	(88,879)	(6,023)
Balance at the end of the year	101,036	14,999	19,851

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100,000. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Company’s PRC subsidiaries, consolidated VIEs, and the subsidiaries of the VIEs for the years from 2014 to 2018 are open to examination by the PRC tax authorities.